Non Cash Transactions	12 Months Ended
Dec. 31, 2010
Non-Cash Transactions [Abstract]
Non-Cash Transactions
(18) Non-Cash Transactions
The Group entered into the following non-cash investing activities:

	Year ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
Considerations payable in connection with acquisition of subsidiaries	11,406	85,380	30,000
Considerations payable in connection with acquisition of an affiliate	—	17,231	—
Payables for addition of office equipment, furniture and fixtures	4,652	12,593	9,799
Net assets acquired in connection with acquisitions of subsidiaries (Note 15 (ii))	20,000	—	—